Fair Value - Summary of carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 5,508	€ 7,001
Designated	200,451	208,001
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	6,792	8,386
Designated	37,705	43,413
Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	193,409	202,924
Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	37,169	42,803
Derivatives with negative values not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	5,430	6,935
Derivatives with negative values not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	6,792	8,386
Borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	536	610
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	78	66
Designated	€ 7,042	€ 5,076